STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Common Stock Subscribed USD ($)	Deficit Accumulated During Development Stage USD ($)	Founders Common Stock USD ($)	Founders Additional Paid-in Capital USD ($)	Shares issued for services USD ($)	Shares issued for services Common Stock	Shares issued for services Additional Paid-in Capital USD ($)	Placement fees Common Stock	Accrued Consulting Fees USD ($)	Accrued Consulting Fees Common Stock	Accrued Consulting Fees Additional Paid-in Capital USD ($)	Payment of consulting fees USD ($)	Payment of consulting fees Common Stock	Payment of consulting fees Additional Paid-in Capital USD ($)	Warrants 1.65 USD ($)	Warrants 1.65 Common Stock	Warrants 1.65 Additional Paid-in Capital USD ($)	Warrants 2.00 USD ($)	Warrants 2.00 Common Stock	Warrants 2.00 Additional Paid-in Capital USD ($)	Warrants 1.80 USD ($)	Warrants 1.80 Common Stock	Warrants 1.80 Additional Paid-in Capital USD ($)	Warrants 1.80 Common Stock Subscribed USD ($)	Warrants 1.773 USD ($)	Warrants 1.773 Common Stock	Warrants 1.773 Additional Paid-in Capital USD ($)	Warrants 2.20 USD ($)	Warrants 2.20 Common Stock	Warrants 2.20 Additional Paid-in Capital USD ($)	Warrants 1.50 USD ($)	Warrants 1.50 Common Stock USD ($)	Warrants 1.50 Additional Paid-in Capital USD ($)
Balance at Nov. 20, 2003
Balance (in shares) at Nov. 20, 2003
Common stock issued						1	(1)
Common stock issued (in shares)						6,100,000
Contributed services	120		120
Net loss	(125)				(125)
Balance at Dec. 31, 2003	(5)	1	119		(125)
Balance (in shares) at Dec. 31, 2003		6,100,000
Contributed services	193		193
Stock based compensation	24		24
Net loss	(254)				(254)
Balance at Dec. 31, 2004	(42)	1	336		(379)
Balance (in shares) at Dec. 31, 2004		6,100,000
Contributed services	48		48
Stock based compensation	24		24
Net loss	(127)				(127)
Balance at Dec. 31, 2005	(97)	1	408		(506)
Balance (in shares) at Dec. 31, 2005		6,100,000
Contributed services	144		144
Stock based compensation	42		42
Net loss	(245)				(245)
Balance at Dec. 31, 2006	(156)	1	594		(751)
Balance (in shares) at Dec. 31, 2006		6,100,000
Common stock issued	650		650					367		367
Common stock issued (in shares)		1,300,000							735,000
Exercise of options for cash	3		3
Exercise of options for cash (in shares)		900,000
Contributed services	220		220
Stock based compensation	24		24
Net loss	(691)				(691)
Balance at Dec. 31, 2007	417	1	1,858		(1,442)
Balance (in shares) at Dec. 31, 2007		9,035,000
Common stock issued	2,320		2,320					50		50
Common stock issued (in shares)		2,320,000							100,000
Exercise of options for cash	500		500
Exercise of options for cash (in shares)		1,000,000
Contributed services	50		50
Stock based compensation	314		314
Cost of sales of common stock and warrants	(206)		(206)
Shares issued for accrued interest	16		16
Shares issued for accrued interest (in shares)		31,718
Beneficial conversion feature of convertible debt	20		20
Net loss	(3,326)				(3,326)
Balance at Dec. 31, 2008	155	1	4,922		(4,768)
Balance (in shares) at Dec. 31, 2008		12,486,718
Cumulative effect of change in accounting principle	(734)		(444)		(290)
Warrants issued for extension of debt maturities	52		52
Common stock and warrants issued	3,798	1	3,797
Common stock and warrants issued (in shares)		2,665,354									53,334
Common stock issued	104		104
Common stock issued (in shares)		86,875
Stock based compensation	1,531		1,531
Common stock and warrants issued upon conversion of note and accrued interest	174		174
Common stock and warrants issued upon conversion of note and accrued interest (in shares)		174,165
Net loss	(5,134)				(5,134)
Balance at Dec. 31, 2009	(54)	2	10,136		(10,192)
Balance (in shares) at Dec. 31, 2009		15,466,446
Reclassification of derivative liability upon exercise of warrants	86		86
Common stock and warrants issued																		806		806	2,656		2,656
Common stock and warrants issued (in shares)											43,632								533,407			1,347,500
Stock based compensation	1,165		1,165
Common stock and warrants subscribed	612			612
Common stock issued as payment for patents and license	47		47
Common stock issued as payment for patents and license (in shares)		20,000
Salaries paid with common stock	100		100
Salaries paid with common stock (in shares)		43,479
Exercise of options and warrants	125		125
Exercise of options and warrants (in shares)		150,001
Net loss	(4,257)				(4,257)
Balance at Dec. 31, 2010	1,286	2	15,121	612	(14,449)
Balance (in shares) at Dec. 31, 2010		17,604,465
Common stock and warrants issued												60		60	533		533	2,250		2,250				3,423		4,035	(612)
Common stock and warrants issued (in shares)											61,498		33,334			152,895			1,363,622						2,241,605
Stock based compensation	1,290		1,290
Cost of sales of common stock and warrants	(74)		(74)
Net loss	(5,714)				(5,714)
Balance at Dec. 31, 2011	3,054	2	23,215		(20,163)
Balance (in shares) at Dec. 31, 2011		21,457,419
Reclassification of derivative liability upon exercise of warrants	608		608
Common stock and warrants issued															674		674														652		652
Common stock and warrants issued (in shares)																																296,366
Exercise of options for cash (in shares)	70,000
Stock based compensation	513		513
Exercise of options and warrants	691		691
Exercise of options and warrants (in shares)		544,639
Net loss	(6,920)				(6,920)
Balance at Dec. 31, 2012	(728)	2	26,353		(27,083)
Balance (in shares) at Dec. 31, 2012		22,298,424
Reclassification of derivative liability upon exercise of warrants	80		80
Common stock and warrants issued																												1,217		1,217				5,000	1	4,999
Common stock and warrants issued (in shares)																													757,794						3,333,356
Exercise of options for cash (in shares)	0
Stock based compensation	1,254		1,254
Exercise of options and warrants	404		404
Exercise of options and warrants (in shares)		863,392
Cost of sales of common stock and warrants	(665)		(665)
Net loss	(5,302)				(5,302)
Balance at Dec. 31, 2013	$ 1,260	$ 3	$ 33,642		$ (32,385)
Balance (in shares) at Dec. 31, 2013		27,252,966